May 2, 2014
VIA EDGAR
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

ATTN:	Document Control – Edgar

RE:	RiverSource of New York Variable Annuity Account (“Registrant”)
     RiverSource RAVA 5 Advantage Variable Annuity
     (Offered for contract applications signed on or after 4/29/2013)
     RiverSource RAVA 5 Select Variable Annuity
     (Offered for contract applications signed on or after 4/29/2013)
     RiverSource RAVA 5 Access Variable Annuity
     (Offered for contract applications signed on or after 4/29/2013)

File Nos.333-186220/811-07623
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 1 (Amendment). This Amendment was filed electronically on April 25, 2014.
If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.
Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary